Note 14 Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of derivative financial instruments held for hedging [Line Items]
Derivative financial assets held for hedging	€ 666	€ 570
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	(88)	(87)
Derivative financial liabilities held for hedging	2,102	1,933
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	€ 0	€ 0